Cover Page	Aug. 02, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 02, 2023
Entity Registrant Name	CURO GROUP HOLDINGS CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38315
Entity Tax Identification Number	90-0934597
Entity Address, Address Line One	200 West Hubbard Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	312
Local Phone Number	470-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	CURO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001711291
Entity Address, Address Line Two	8th Floor